Initial Public Offering (Details) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 19, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5
Price per share (in Dollars per share)		$ 5
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)		$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Initial public offering			10,000,000
c (in Dollars per share)			$ 10
Public Share description			Each Unit consists of one Public Share, and one redeemable warrant (each, a “Public Warrant”)
Public warrant holder to purchase		1	1
Common stock price per share (in Dollars per share)	$ 11.5
Number of sold units		10,000,000
Price per share (in Dollars per share)		$ 10
Number of shares in a unit	1	1		1
Number of warrants in a unit	1	1		1
IPO [Member] | Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Common stock price per share (in Dollars per share)			$ 11.5